SunAmerica Asset Management Corp. 2919 Allen Parkway Houston, TX 77019-2118 713.831.1312 713.831.2258 Fax louis.ducote@valic.com Louis O. Ducote Counsel

VIA EDGAR

June 29, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Anchor Series Trust (the “Company”)

File Numbers 2-86188 and 811-3836

CIK Number 0000726735

Ladies and Gentlemen:

On behalf of the Company, I hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 54 (the “Amendment”) to the Company’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of adding a new class of shares to the Multi-Asset Portfolio (the “Portfolio”) and to update the Portfolio’s principal investment strategies with respect to the use of derivatives.

Should members of the Staff have any questions or comments regarding the materials, they should call the undersigned at (713) 831-1312.

Very truly yours,

/s LOUIS DUCOTE

Louis O. Ducote

Enclosures